RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
RELATED PARTIES

NOTE 25 - RELATED PARTIES:

a.    Key management in 2019 includes members of the Board of Directors and the Chief Executive Officer

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	666	734	677
Post-employment benefits	37	36	35
Share-based payments	468	510	557
Other long-term benefits	26	26	7

b.    Balances with related parties:

	December 31,
	2019	2018
	U.S. dollars in thousands
Current liabilities -
Credit balance in “accrued expenses and other current liabilities”	175	178
Non-current liabilities -
Derivative financial instruments	—	8